SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Average Useful Lives of Intangible Assets) (Details) - Maximum [Member]	12 Months Ended
Dec. 31, 2016
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	9 years 6 months